COMMITMENTS	12 Months Ended
Dec. 31, 2011
COMMITMENTS
COMMITMENTS

NOTE 16—COMMITMENTS

        The Company leases land, office space, data center facilities and equipment used in connection with its operations under various operating leases, many of which contain escalation clauses. The Company is also committed to pay a portion of the related operating expenses under the data center lease agreement. These operating expenses are not included in the table below.

        Future minimum payments under operating lease agreements are as follows:

Years Ending December 31,	(In thousands)
2012	$22,209
2013	19,515
2014	15,494
2015	13,685
2016	13,287
Thereafter	196,098

Total	$280,288

        Expenses charged to operations under these agreements were $31.3 million, $31.1 million and $26.4 million for the years ended December 31, 2011, 2010 and 2009, respectively.

        The Company's most significant operating lease is a 77 year ground lease for IAC's headquarters building in New York City and approximates 66% of the future minimum payments due under all operating lease agreements in the table above.

        The Company also has funding commitments that could potentially require its performance in the event of demands by third parties or contingent events, such as under letters of credit extended as follows:

	Amount of Commitment Expiration Per Period
	Total Amounts Committed	Less Than 1 Year	1-3 Years	3-5 Years	More Than 5 Years
	(In thousands)
Guarantee and letters of credit	$8,676	$8,676	$—	$—	$—
Purchase obligations	55,757	19,394	31,697	4,666	—

Total commercial commitments	$64,433	$28,070	$31,697	$4,666	$—

        The guarantee relates to the Company's guarantee of an equity method investee's debt. The letters of credit support the Company's casualty insurance program. The purchase obligations primarily include advertising commitments, which commitments are reducible or terminable such that these commitments can never exceed associated revenue by a meaningful amount. Purchase obligations also include minimum payments due under telecommunication contracts related to data transmission lines.